UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period:  9/30/14

Item 1. Schedule of Investments.

Franklin Templeton Money Fund Trust
Statement of Investments, September 30, 2014 (unaudited)

Franklin Templeton Money Fund	Shares	Value
Mutual Funds (Cost $233,756,561) 100.3%
[a]The Money Market Portfolio	233,756,561	$233,756,561
Other Assets, less Liabilities (0.3)%		(610,241)
Net Assets 100.0%		$233,146,320

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Templeton Money Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At September 30, 2014, the Fund owned 1.10% of the Portfolio.

3. INCOME TAXES

At September 30, 2014, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from nine months to two years.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios

Statement of Investments, September 30, 2014 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 95.1%
Certificates of Deposit 20.2%
Bank of Montreal, Chicago Branch, 0.12%, 10/01/14	470,000,000	$470,000,000
Bank of Montreal, Chicago Branch, 0.13% - 0.15%, 10/07/14 - 11/24/14	560,000,000	559,999,729
Bank of Nova Scotia, Houston Branch, 0.11%, 11/06/14	245,000,000	245,001,225
Bank of Nova Scotia, Houston Branch, 0.10% - 0.14%, 10/07/14 - 1/05/15	815,000,000	815,002,642
Royal Bank of Canada, New York Branch, 0.22%, 10/09/14	200,000,000	200,000,000
The Toronto-Dominion Bank, New York Branch, 0.13% - 0.15%, 10/01/14 - 10/21/14	610,000,000	610,000,000
The Toronto-Dominion Bank, New York Branch, 0.17%, 1/09/15	500,000,000	500,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 10/08/14	250,000,000	250,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 10/09/14	300,000,000	300,000,000
Wells Fargo Bank NA, California Branch, 0.14% - 0.21%, 10/07/14 - 12/18/14	344,000,000	344,002,866
Total Certificates of Deposit (Cost $4,294,006,462)		4,294,006,462
[a]Commercial Paper 63.3%
3M Co., 10/27/14	300,000,000	299,987,000
3M Co., 10/17/14 - 11/10/14	476,000,000	475,978,473
Chevron Corp., 10/06/14 - 1/13/15	1,047,000,000	1,046,845,733
Coca-Cola Co., 10/06/14	54,400,000	54,399,547
Colgate-Palmolive Co., 10/02/14	200,000,000	199,999,833
Commonwealth Bank of Australia, 11/03/14 (Australia)	500,000,000	499,976,514
Export Development Canada, 10/10/14 - 3/03/15 (Canada)	875,000,000	874,763,083
Exxon Mobil Corp., 10/01/14	50,000,000	50,000,000
Exxon Mobil Corp., 10/03/14	600,000,000	599,998,111
General Electric Co., 12/01/14	500,000,000	499,932,222
Johnson & Johnson, 10/14/14	110,000,000	109,999,603
Johnson & Johnson, 10/15/14	480,000,000	479,999,850
Merck & Co. Inc., 10/03/14	274,500,000	274,498,932
Merck & Co. Inc., 10/10/14	335,000,000	334,993,300
Merck & Co. Inc., 10/01/14 - 10/17/14	384,900,000	384,890,922
Microsoft Corp., 10/01/14 - 11/12/14	112,000,000	111,996,772
Nestle Capital Corp., 10/01/14 - 11/05/14 (Switzerland)	322,175,000	322,154,639
Nestle Finance International Ltd., 10/01/14 - 11/07/14 (Switzerland)	475,000,000	474,957,569
PepsiCo Inc., 10/01/14 - 12/08/14	1,044,170,000	1,044,125,917
Procter & Gamble Co., 10/07/14 - 12/12/14	703,238,000	703,166,231
Province of Ontario, 11/07/14 (Canada)	214,350,000	214,327,970
Province of Ontario, 10/03/14 - 12/01/14 (Canada)	462,000,000	461,954,853
Province of Ontario, 1/05/15 (Canada)	360,000,000	359,894,400
Province of Quebec, 10/01/14 (Canada)	250,000,000	250,000,000
Province of Quebec, 10/02/14 (Canada)	435,000,000	434,998,819
Province of Quebec, 10/09/14 (Canada)	235,000,000	234,995,822
Province of Quebec, 10/22/14 (Canada)	100,000,000	99,995,917
Quebec Treasury Bill, 11/05/14 (Canada)	50,000,000	49,997,569
Royal Bank of Canada, 1/02/15 (Canada)	250,000,000	249,974,167
Royal Bank of Canada, 10/01/14 - 3/12/15 (Canada)	300,000,000	299,829,000
Total Capital Canada Ltd., 10/17/14 (France)	255,000,000	254,988,444
Total Capital Canada Ltd., 12/02/14 (France)	221,000,000	220,956,230
Total Capital Canada Ltd., 10/09/14 - 12/08/14 (France)	375,300,000	375,258,548
United Parcel Service Inc., 10/02/14 - 10/07/14	137,800,000	137,799,477
United Parcel Service Inc., 2/02/15	300,000,000	299,876,000
Wal-Mart Stores Inc., 10/07/14	230,000,000	229,997,483
Wal-Mart Stores Inc., 10/01/14 - 10/27/14	481,250,000	481,236,696
Total Commercial Paper (Cost $13,498,745,646)		13,498,745,646
U.S. Government and Agency Securities 10.6%
[a]FHLB,
10/01/14 - 10/24/14	190,000,000	189,995,417
11/04/14	920,000,000	919,997,393
[a,b]International Bank for Reconstruction and Development,
10/20/14 (Supranational)	300,000,000	299,988,917
10/22/14 (Supranational)	250,000,000	249,989,354
10/01/14 - 11/17/14 (Supranational)	450,000,000	449,991,889

Quarterly Statement of Investments | See Notes to Statement of Investments.

The Money Market Portfolios

Statement of Investments, September 30, 2014 (unaudited) (continued)

[a]U.S. Treasury Bill, 11/06/14	150,000,000	149,998,500
Total U.S. Government and Agency Securities (Cost $2,259,961,470)		2,259,961,470
Municipal Bonds (Cost $19,080,000) 0.1%
[c]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.02%, 7/01/23	19,080,000	19,080,000
Total Investments before Repurchase Agreements (Cost $20,071,793,578)		20,071,793,578
[d]Repurchase Agreements 0.9%
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, 10/01/14 (Maturity Value $5,000,000)
Collateralized by U.S. Government and Agency Securities, 1.00%, 8/03/17 (valued at
$5,100,847)	5,000,000	5,000,000
Barclays Capital Inc., 0.00%, 10/01/14 (Maturity Value $100,000,000)
Collateralized by U.S. Treasury Notes, 0.875%, 2/28/17 (valued at $102,482,017)	100,000,000	100,000,000
Goldman, Sachs & Co., 0.01%, 10/01/14 (Maturity Value $75,000,021)
Collateralized by U.S. Government and Agency Securities, 1.660%, 12/10/18 (valued
at $76,994,544)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.01%, 10/01/14 (Maturity Value $5,000,001)
Collateralized by U.S. Government and Agency Securities, 0.125%, 4/29/15 (valued
at $5,104,306)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $185,000,000)		185,000,000
Total Investments (Cost $20,256,793,578) 95.1%		20,256,793,578

Other Assets, less Liabilities 4.9%		1,054,158,153
Net Assets 100.0%		$21,310,951,731

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The security is traded on a discount basis with no stated coupon rate.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
d At September 30, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
GO	-	General Obligation

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At September 30, 2014, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2014, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

6. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rule amendments. Compliance dates for the various amendments range from nine months to two years.

7. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2014